Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 5,723,839	$ 5,679,677	$ 2,570,536
Accumulated depreciation	(1,134,680)	(1,963,817)	(284,216)
Total property and equipment - net	$ 4,589,159	$ 3,715,860	2,286,320
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	5 years	5 years
Property Plant And Equipment Gross	$ 265,637	$ 265,637	175,068
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)		5 years
Property Plant And Equipment Gross	$ 29,422	$ 29,422	16,265
Estimated Useful Lives	Lease term
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	5 years	5 years
Property Plant And Equipment Gross	$ 5,142,828	$ 5,135,840	975,377
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	5 years	5 years
Property Plant And Equipment Gross	$ 129,475	$ 129,475
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	5 years	5 years
Property Plant And Equipment Gross	$ 9,471	$ 9,471	9,471
Vehicle Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)		5 years
Property Plant And Equipment Gross	$ 147,006	$ 109,832	$ 1,394,355